Supplemental cash flow information	12 Months Ended
Dec. 31, 2023
Disclosure Of Supplemental Cash Flow Information [Abstract]
Supplemental cash flow information [Text Block]

20 Supplemental cash flow information

Supplemental cash flow information	2023	2022	2021
	$	$	$
Shares issued to reduce accounts payable	64,000	205,000	139,082
Bonus warrants issued on convertible debt	484,525	-	-
Equity portion of convertible debt	37,219	-	-
Recognition of derivative liability	1,171,660	-	-
Capitalized joint venture liability	3,997,091	-	-
Shares issued to reduce promissory note	-	90,000	-
Shares and warrants issued for water rights	-	1,975,455	-
Shares issued on convertible debt and interest conversion	-	-	19,450
Promissory note converted into shares	-	-	131,250
Accrued investment property through accounts payable	552,583	158,665	669,260
Accrued power project development costs through accounts payable	12,854	112,620	73,317
Cash interest paid	-	-	-
Taxes paid	-	-	-